Summary of Significant Accounting Policies - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Computers and software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	12.50%
Computers and software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	33.00%
Manufacturing equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	7.00%
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	7.00%
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	15.00%